Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST II
Entity Central Index Key	0000743861
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000178763 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class R6
Trading Symbol	JFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class R6/JFDRX) returned 7.93% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class R6/JFDRX)	7.93%	13.88%	9.34%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 286,225,754
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 2,856,669
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

C000173131 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class I
Trading Symbol	JFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class I/JFIFX) returned 7.89% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class I/JFIFX)	7.89%	13.77%	9.27%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 286,225,754
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 2,856,669
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

C000001811 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class C
Trading Symbol	FIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class C/FIDCX) returned 6.75% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class C/FIDCX)	5.80%	12.64%	8.22%
Financial Industries Fund (Class C/FIDCX)—excluding sales charge	6.75%	12.64%	8.22%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 286,225,754
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 2,856,669
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

C000001809 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Fund
Class Name	Class A
Trading Symbol	FIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Fund (Class A/FIDAX) returned 7.53% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class A/FIDAX)	2.16%	12.31%	8.46%
Financial Industries Fund (Class A/FIDAX)—excluding sales charge	7.53%	13.47%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 286,225,754
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 2,856,669
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

C000001813 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class A
Trading Symbol	FRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class A/FRBAX) returned 5.76% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.
TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class A/FRBAX)	0.47%	12.54%	7.67%
Regional Bank Fund (Class A/FRBAX)—excluding sales charge	5.76%	13.69%	8.22%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 789,336,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,449,464
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

C000001815 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class C
Trading Symbol	FRBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$200	1.95%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class C/FRBCX) returned 4.99% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.
TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class C/FRBCX)	4.03%	12.88%	7.46%
Regional Bank Fund (Class C/FRBCX)—excluding sales charge	4.99%	12.88%	7.46%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 789,336,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,449,464
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

C000173132 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class I
Trading Symbol	JRBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class I/JRBFX) returned 6.07% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.
TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class I/JRBFX)	6.07%	14.01%	8.51%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 789,336,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,449,464
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

C000178764 [Member]
Shareholder Report [Line Items]
Fund Name	Regional Bank Fund
Class Name	Class R6
Trading Symbol	JRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Regional Bank Fund (Class R6/JRGRX) returned 6.15% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.
TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class R6/JRGRX)	6.15%	14.14%	8.57%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 789,336,577
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,449,464
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%